UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2007 (Unaudited)

DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 90.3%
New York 82.9%
Albany County, NY, Airport Revenue:
AMT, 5.375%, 12/15/2017 (a)	1,000,000	1,020,950
AMT, 5.5%, 12/15/2019 (a)	1,000,000	1,021,040
Albany, NY, Other General Obligation, 7.0%, 1/15/2008 (a)	10,000	10,030
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, 8.25%, 11/15/2030	2,000,000	2,276,540
Buffalo, NY, Core City General Obligation, Series A, 5.375%, 2/1/2016 (a)	1,020,000	1,081,883
Buffalo, NY, Other General Obligation, School Improvement, Series D, 5.5%, 12/15/2015 (a)	1,000,000	1,081,020
Chautauqua County, NY, County General Obligation:

ETM, 7.3%, 4/1/2008 (a)	575,000	582,521
ETM, 7.3%, 4/1/2009 (a)	575,000	605,441
Erie County, NY, County General Obligation, Public Improvement, 6.125%, 1/15/2012 (a)	590,000	656,723
Erie County, NY, Public Improvements, Series A, 5.0%, 12/1/2017 (a)	2,615,000	2,862,065
Haverstraw-Stony Point, NY, Centeral School District, 5.0%, 10/15/2021 (a)	4,500,000	4,896,495
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	10,000,000	10,630,600
5.5%, 10/1/2037	2,500,000	2,778,000
Long Island, NY, Electric System Revenue, Power Authority:
Zero Coupon, 6/1/2012 (a)	10,000,000	8,549,800
Zero Coupon, 6/1/2014 (a)	2,115,000	1,665,309
Series C, 5.5%, 9/1/2021	1,250,000	1,393,987
Metropolitan Transportation Authority, NY, Revenue, Series A, 5.0%, 11/15/2022 (a)	1,575,000	1,694,590
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013 (a)	1,050,000	1,181,428
6.0%, 3/1/2014 (a)	1,040,000	1,187,202
6.0%, 3/1/2015 (a)	1,250,000	1,450,737
6.0%, 3/1/2017 (a)	1,410,000	1,626,548
6.0%, 3/1/2018 (a)	1,130,000	1,337,818
Montgomery, NY, School District General Obligation, Valley Central School District, 7.15%, 6/15/2008 (a)	625,000	637,575
Nassau County, NY, Sewer & Storm Water Finance Authority System Revenue, Series B, 5.0%, 10/1/2023 (a)	500,000	523,980
New York, County General Obligation Lease, Dormitory Authority, Westchester County Court Facilities, 5.25%, 8/1/2014	2,555,000	2,638,012
New York, Higher Education Revenue, Dormitory Authority:
Series C, Prerefunded, 7.375%, 5/15/2010	215,000	227,670
Series C, 7.375%, 5/15/2010	430,000	454,231
Series B, Prerefunded, 7.5%, 5/15/2011	325,000	350,565
Series B, 7.5%, 5/15/2011	385,000	422,853
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016 (a)	900,000	1,018,368
6.0%, 7/1/2021 (a)	850,000	1,001,810
New York, Higher Education Revenue, Dormitory Authority, Fordham University, 7.2%, 7/1/2015 (a)	45,000	45,139
New York, Higher Education Revenue, Dormitory Authority, Green Chimneys School, Series A, 5.5%, 7/1/2018 (a)	1,375,000	1,428,845
New York, Higher Education Revenue, Dormitory Authority, New York University:
Series 2, 5.5%, 7/1/2016 (a)	1,000,000	1,072,750
Series A, 5.75%, 7/1/2027 (a)	3,000,000	3,543,180
New York, Higher Education Revenue, Dormitory Authority, Pace University:
6.5%, 7/1/2009 (a)	5,000	5,246
6.5%, 7/1/2011 (a)	760,000	841,996
6.5%, 7/1/2012 (a)	500,000	566,085
New York, Higher Education Revenue, Dormitory Authority, Yeshiva University, 5.375%, 7/1/2016 (a)	1,000,000	1,068,210
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science and Technology:
5.5%, 1/1/2015	4,500,000	4,893,075
5.5%, 1/1/2017	4,890,000	5,395,039
New York, Hospital & Healthcare Revenue, Dormitory Authority, Mt. Sinai School of Medicine, Series B, 5.7%, 7/1/2011 (a)	1,545,000	1,600,110
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute, Series C, 5.5%, 7/1/2023 (a)	3,000,000	3,371,100
New York, Housing Finance Agency, State University Construction, Series A, ETM, 8.0%, 5/1/2011	160,000	173,901
New York, Metropolitan Transportation Authority Revenue, Series F, 5.25%, 11/15/2027 (a)	1,200,000	1,309,356
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:

Series E, 5.25%, 4/1/2016 (a)	1,185,000	1,304,495
Series C, 5.5%, 4/1/2017	6,000,000	6,691,620
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016 (a)	2,000,000	2,224,560
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026 (a)	5,000,000	5,244,100
Series A, 5.0%, 10/15/2029 (a)	5,000,000	5,219,800
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	2,500,000	2,533,100
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016 (a)	1,100,000	1,218,745
Series A, 5.75%, 7/1/2009 (a)	1,000,000	1,020,140
Series A, 5.75%, 7/1/2013 (a)	4,100,000	4,424,351
5.75%, 7/1/2018 (a)	2,250,000	2,556,000
New York, State Agency General Obligation Lease, Dormitory Authority, State University Educational Facilities, Prerefunded, 5.25%, 5/15/2018 (a)	3,000,000	3,174,540
New York, State Agency Revenue Lease, Urban Development Corp., Correctional Facilities:
Series B, 5.25%, 1/1/2013 (a)	1,700,000	1,753,006
Series A, 5.5%, 1/1/2014 (a)	2,000,000	2,169,340
New York, State Dormitory Authority Revenue:
Series A-1, 5.0%, 8/15/2025 (a)	2,175,000	2,253,148
Series A, 5.25%, 2/15/2014 (a)	4,280,000	4,667,040
New York, State Dormitory Authority Revenue, Columbia University, Series B, 5.0%, 7/1/2015	5,790,000	6,394,534
New York, State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018 (a)	3,120,000	3,317,340
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023 (a)	3,000,000	3,132,900
New York, State Dormitory Authority Revenue, New York University, Series A, 5.0%, 7/1/2022 (a)	2,000,000	2,142,240
New York, State Dormitory Authority Revenue, NYU Hospital Center, Series B, 5.25%, 7/1/2024 (b)	1,000,000	968,750
New York, State Dormitory Authority Revenue, State Personal Income Tax:
Series A, 5.0%, 3/15/2021	5,000,000	5,390,600
Series A, 5.375%, 3/15/2020	3,000,000	3,303,030
New York, State General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.75%, 7/1/2018 (a)	2,000,000	2,252,620
Series D, ETM, 7.0%, 7/1/2009	645,000	668,284
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016 (a)	85,000	99,583
New York, State General Obligation Lease, Dormitory Authority, State University Educational Facilities:
Series B, 5.375%, 7/1/2019	1,980,000	2,064,704
5.875%, 5/15/2017 (a)	2,325,000	2,695,442
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	2,260,000	2,500,057
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	6,000,000	6,429,900
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 3.6% *, 5/15/2037	600,000	600,000
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing, Series A, 5.0%, 9/15/2030 (a)	4,000,000	4,144,280
New York, State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2021 (a)	10,000,000	10,624,300
New York, State Urban Development Corp. Revenue, Personal Income Tax:
Series A-1, 5.0%, 12/15/2021 (a)	5,000,000	5,302,350
Series B, 5.0%, 3/15/2023	45,000	48,047
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,000,000	5,358,250
New York, Transportation/Tolls Revenue, General Improvements, Triborough Bridge and Tunnel Authority:

Series B, 5.0%, 11/15/2021	6,000,000	6,283,800
Series A, 5.25%, 1/1/2018	2,000,000	2,116,880
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series Q, ETM, 5.125%, 7/1/2012 (a)	5,000,000	5,056,600
Series C, Prerefunded, 5.125%, 7/1/2013 (a)	4,000,000	4,311,476
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, 6.125%, 1/1/2021	7,205,000	8,763,514
New York, Urban Development Corp. Revenue, Community Enhancement Facilities, Prerefunded, 5.125%, 4/1/2016 (a)	2,525,000	2,612,340
New York, Water & Sewer Revenue, Environmental Facilities Corp., Riverbank State Park, 6.25%, 4/1/2012 (a)	3,695,000	3,983,986
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds:
Series B, 5.25%, 5/15/2015	3,120,000	3,312,005
Series C, 5.25%, 6/15/2015	5,330,000	5,665,470
Series B, 5.25%, 6/15/2016	6,000,000	6,442,500
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	90,000	90,225
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021 (a)	5,930,000	6,219,087
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, 5.0%, 7/1/2025 (a)	2,100,000	2,188,011
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	2,078,620
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	3,500,000	3,861,200
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 5.0%, 5/1/2017	4,000,000	4,124,280
New York, NY, Airport Revenue, Industrial Development Agency, Japan Air Lines, AMT, 6.0%, 11/1/2015 (a)	595,000	601,236
New York, NY, Core City General Obligation, Series D, 5.25%, 2/1/2021 (a)	4,000,000	4,278,400
New York, NY, Core City General Obligation, Transitional Finance Authority, Series B, 5.5%, 2/1/2017	480,000	514,037
New York, NY, Core City General Obligation, Transitional Finance Authority, Future Tax Secured, Series C, 5.375%, 2/1/2017	1,500,000	1,600,305
New York, NY, General Obligation:
Series I, 5.0%, 8/1/2021	2,500,000	2,598,175
Series D, 5.0%, 11/1/2023	5,000,000	5,178,600
Series H, Prerefunded, 5.125%, 8/1/2018 (a)	335,000	342,363
Series H, 5.125%, 8/1/2018 (a)	3,070,000	3,134,838
Series C-1, 5.25%, 8/15/2018	3,525,000	3,794,698
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	2,123,780
New York, NY, Project Revenue, Industrial Development Agency, YMCA Greater Project:
5.8%, 8/1/2016	965,000	995,735
5.85%, 8/1/2008	600,000	609,282
New York, NY, Transportation/Tolls Revenue, Thruway Authority, Series A, 5.0%, 3/15/2021 (a)	2,000,000	2,106,600
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	3,429,700
Niagara County, NY, General Obligation, 7.1%, 2/15/2011 (a)	500,000	557,620
Niagara County, NY, Industrial Development Revenue, Industrial Development Agency, Series D, 5.55%, 11/15/2024	3,760,000	3,799,593
Niagara Falls, NY, Other General Obligation, Water Treatment Plant, AMT, 7.25%, 11/1/2011 (a)	215,000	245,339
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015 (a) (c)	10,720,000	11,515,424
North Babylon, NY, School District General Obligation, Unified Free School District, 5.25%, 1/15/2016 (a)	1,605,000	1,694,703
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority:
5.5%, 4/1/2013 (a)	500,000	544,960

5.5%, 4/1/2014 (a)	1,000,000	1,099,900
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	2,000,000	2,002,260
5.7%, 1/1/2028	3,250,000	3,127,702
Shenendehowa, NY, School District General Obligation, Central School District, Clifton Park:
6.85%, 6/15/2008 (a)	350,000	356,668
6.85%, 6/15/2009 (a)	350,000	369,369
Troy, NY, Sales & Special Tax Revenue, Municipal Assistance Corp., Series B, Zero Coupon, 1/15/2008 (a)	750,000	746,901

		320,549,201
Puerto Rico 7.4%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,546,881
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue:
Series K, 5.0%, 7/1/2017	2,000,000	2,079,220
Series AA, 5.5%, 7/1/2016 (a)	2,410,000	2,667,653
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.5%, 7/1/2017 (a)	6,000,000	6,657,600
Puerto Rico, Electric Power Authority Revenue, 6.0%, 7/1/2012 (a)	4,020,000	4,457,537
Puerto Rico, Municipal Finance Agency, Series A, 5.25%, 8/1/2024	2,500,000	2,560,825
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority, Series Z, 6.0%, 7/1/2018 (a)	2,750,000	3,235,073
Puerto Rico, State General Obligation, Public Improvements, 5.5%, 7/1/2013 (a)	5,000,000	5,430,550

		28,635,339

Total Municipal Bonds and Notes (Cost $330,558,217)		349,184,540
Municipal Inverse Floating Rate Notes 24.2%
New York 19.9%
Long Island, NY, Power Authority, Electric System Revenue, Series D, 5.0%, 9/1/2023 (a) (d)	10,000,000	10,629,250
Trust: Long Island, NY, Power Authority, Electric System Revenue, Series, 1914, 144A, 8.57%, 9/1/2023, Leverage Factor at purchase date: 4 to 1
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2017 (a) (d)	10,000,000	10,893,500
Trust: New York, Municipal Securities Trust Certificates, Series 7001-B, 144A, 7.14%, 11/15/2017, Leverage Factor at purchase date: 2 to 1
New York, State Dormitory Authority Revenues, Mental Health Services, Series B, 6.0%, 8/15/2016 (a) (d)	2,220,000	2,524,884
Trust: New York, State Dormitory Authority Revenues Residual Certificates, Series 310, 144A, 8.105%, 8/15/2016, Leverage Factor at purchase date: 2 to 1
New York, State Thruway Authority, Highway and Bridge Trust Fund, Series B, 5.0%, 4/1/2019 (a) (d)	10,000,000	10,701,150
Trust: New York, State Thruway Authority, Highway and Bridge Trust Fund, Series 1071-1, 144A, 6.12%, 4/1/2019, Leverage Factor at purchase date: 2 to1
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (d)	9,900,000	10,570,289
Trust: New York, UBS Municipal (CRVS), Various States, Series 07-1037, 144A, 9.68% 3/15/2023, Leverage Factor at purchase date: 5 to 1
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027 (a) (d)	10,000,000	10,224,850
Trust: New York & New Jersey Port Authority, Series 2232, 144A, AMT, 15.71%, 10/15/2027, Leverage Factor at purchase date: 10 to 1
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (d)	10,000,000	10,709,200
Trust: New York City, NY, DFA Municipal Trust, Various States, Series 3000, 144A, 9.76%, 11/1/2023, Leverage Factor at purchase date: 5 to 1
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series D, 5.5%, 6/15/2016 (a) (d)	10,000,000	10,776,750
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, RITES-PA 838, 144A, 6.96%, 6/15/2016, Leverage Factor at purchase date:2 to 1

		77,029,873
Puerto Rico 4.3%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.5%, 7/1/2020 (a) (d)	6,750,000	7,618,455
Trust: Commonwealth of Puerto Rico, General Obligation, RITES-PA 944R-B,144A, 7.11%, 7/1/2020, Leverage Factor at purchase date: 2 to 1
Puerto Rico, Electric Power Authority Revenue, Series UU, 4.025%**, 7/1/2029 (a) (d)	10,000,000	9,153,900
Trust: Puerto Rico, Electric Power Authority Revenue, Series 1830, 144A, 4.545%, 7/1/2029, Leverage Factor at purchase date: 5 to 1

		16,772,355

Total Municipal Inverse Floating Rate Notes (Cost $92,211,940)		93,802,228
Government & Agency Obligations 0.0%
US Treasury Bill, 3.7%***, 1/17/2008 (Cost $85,593)	86,000	85,679
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $422,855,750)	114.5	443,072,447
Other Assets and Liabilities, Net	(14.5)	(56,216,298)

Net Assets		100.0	386,856,149

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2007.

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of November 30, 2007.

***	Annualized yield at time of purchase; not a coupon rate.
(a)	Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
	Ambac Financial Group, Inc.	15.6
	Financial Guaranty Insurance Company	14.4
	Financial Security Assurance, Inc.	13.1
	MBIA Corporation	17.5
(b)	When-issued security.
(c)	At November 30, 2007, this security has been pledged, in whole or in part, to cover collateral for open interest rate swaps.
(d)	Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
CRVS: Custodial Residual and Variable Securities
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At November 30, 2007, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

5/19/2008 11/18/2023	5,400,000[1]	Fixed — 5.261%	Floating — LIBOR	(255,661)
5/30/2008 5/30/2025	4,700,000[2]	Fixed — 4.947%	Floating — LIBOR	(39,583)
4/1/2008 9/29/2027	4,400,000[2]	Fixed — 5.555%	Floating — LIBOR	(362,232)
Total net unrealized depreciation				(657,476)

Counterparties:
[1]	Goldman Sachs & Co.
[2]	JPMorgan Chase
LIBOR: Represents the London InterBank Offered Rate.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	January 16, 2008